Goodwill and intangible assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020	Mar. 31, 2020
Statements [Line Items]
Goodwill	¥ 952,895	¥ 726,109	¥ 690,929	¥ 690,929
United States Television Network Cash Generating Unit
Statements [Line Items]
Growth rate	(5.00%)
Game & Network Services
Statements [Line Items]
Goodwill	¥ 200,206	172,360	170,974
Intangible assets with indefinite useful life	¥ 57,217	¥ 57,449	¥ 57,397
Growth rate	1.50%	1.50%	1.50%
Pre-tax discount rate	9.60%	8.70%	9.80%
Music
Statements [Line Items]
Goodwill	¥ 539,055	¥ 408,424	¥ 391,325
Music | Worldwide Recorded Music Cash Generating Unit
Statements [Line Items]
Goodwill	¥ 235,746	¥ 136,572	¥ 128,918
Growth rate	1.00%	1.00%	1.00%
Pre-tax discount rate	8.90%	9.30%	9.20%
Music | Music Publishing Cash Generating Unit
Statements [Line Items]
Goodwill	¥ 270,116	¥ 248,130	¥ 238,684
Growth rate	2.50%	2.50%	2.50%
Pre-tax discount rate	8.50%	8.20%	8.40%
Pictures
Statements [Line Items]
Goodwill	¥ 187,658	¥ 120,083	¥ 103,626
Pictures | United States Television Network Cash Generating Unit
Statements [Line Items]
Goodwill	¥ 20,347	¥ 55,092	¥ 54,156
Growth rate		1.00%	1.00%
Pre-tax discount rate	13.10%	14.70%	15.90%
Pictures | Animation Cash Generating Unit
Statements [Line Items]
Goodwill	¥ 102,590
Pre-tax discount rate	13.50%
Pictures | Animation Cash Generating Unit | Maximum [Member]
Statements [Line Items]
Growth rate	15.00%
Pictures | Animation Cash Generating Unit | Minimum [Member]
Statements [Line Items]
Growth rate	5.00%